RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" and "restructuring, acquisition and other" was as follows:

	Years ended December 31
(In millions of dollars)	2021	2020

Salaries and other short-term employee benefits	19	11
Post-employment benefits	4	2
Stock-based compensation [1]	21	19

Total compensation	44	32
[1]    Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.
Below is a summary of related party activity for the business transactions described above.

(In millions of dollars)	Years ended December 31		Outstanding balance as at December 31
	2021	2020	2021	2020

Printing and prepress services	3	4	n/a	1

We have also entered into business transactions with companies controlled by our Directors Michael J. Cooper and John C. Kerr, which, as a result of the Board reconstitution in October 2021, are now related parties. These companies include Dream Unlimited Corp. and Vancouver Professional Baseball LLP, respectively. Dream Unlimited Corp. is a real estate company that rents spaces in office and residential buildings. Vancouver Professional Baseball LLP controls the Vancouver Canadians, the Toronto Blue Jays' High-A affiliate minor league team. Total amounts paid to these related parties during the period from October 2021 to December 2021 were nominal.
We carried out the following business transactions with our associates and joint arrangements, being primarily MLSE (broadcasting rights) and Glentel (Wireless distribution support). Transactions between us and our subsidiaries have been eliminated on consolidation and are not disclosed in this note.

	Years ended December 31
(In millions of dollars)	2021	2020

Revenue	31	26
Purchases	180	121

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2021	2020

Accounts receivable	112	92
Accounts payable and accrued liabilities	95	59